Schedule of Additional Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Cash paid during the year for:
Interest	$ 61,984	$ 58,800	$ 56,933
Income taxes	124	190	151
Non-cash items:
Unpaid capital expenditures	4,907	1,718	6,107
Assets acquired under capital leases	$ 4,663	$ 365	$ 5,349